Trade and Other Receivables - Other receivables, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Current	$ 240,644	$ 225,823
Non-Current	246,619	281,163
Accounts receivable "low income"
Disclosure Of Financial Assets [Line Items]
Current	17,971	27,593
Receivables vosa project
Disclosure Of Financial Assets [Line Items]
Current	44,898	43,800
Non-Current	226,047	268,075
Accounts receivables from employees
Disclosure Of Financial Assets [Line Items]
Current	7,769	7,869
Non-Current	11,857	12,798
Advances to suppliers
Disclosure Of Financial Assets [Line Items]
Current	85,139	28,441
Non-Current	6,203
Subsidy and contribution mechanisms
Disclosure Of Financial Assets [Line Items]
Current	5,358	33,545
Other
Disclosure Of Financial Assets [Line Items]
Current	79,509	84,575
Non-Current	$ 2,512	$ 290